Financial Instruments - Trade Receivables - Maturity and Bad Debt Provision (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement in the bad debt provision
Opening balance	€ 17,987	€ 13,210	€ 14,092
Net charges for the year	8,003	6,411	1,800
Net cancellations for the year	(4,732)	(2,217)	(2,984)
Translation differences	(1,552)	583	302
Closing balance	19,706	17,987	€ 13,210
Trade and other receivables
Financial Assets
Financial assets	304,864	434,136
Not matured | Trade and other receivables
Financial Assets
Financial assets	249,652	360,018
Less than 1 month | Trade and other receivables
Financial Assets
Financial assets	24,302	24,650
1 to 4 months | Trade and other receivables
Financial Assets
Financial assets	18,717	29,318
4 months to 1 year | Trade and other receivables
Financial Assets
Financial assets	8,092	10,045
More than one year | Trade and other receivables
Financial Assets
Financial assets	€ 4,101	€ 10,105